Organization and Principal Activities (Details Textual) - shares	1 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2020	Feb. 14, 2020
Organization and Principal Activities (Textual)
Business combination, description		The Company acquired all of the issued and outstanding securities of Glory Star in exchange for (i) 41,204,025 of the Company's ordinary shares ("Closing Payment Shares"), of which 2,060,201 of the Closing Payment Shares shall be deposited into escrow to secure certain indemnification obligations of the Sellers, plus (ii) earn out payments consisting of up to an additional 5,000,000 of the Company's ordinary shares if the Company meet certain financial performance targets for the 2019 fiscal year and an additional 5,000,000 of the Company's ordinary shares if the Company meet certain financial performance targets for the 2020 fiscal year (the "Earn Out Shares"). In the event that a financial performance target is not met for the 2019 fiscal year and/or 2020 fiscal year but the Company meet certain financial performance targets for the 2019 fiscal year and 2020 fiscal year combined, the Sellers will be entitled to receive any Earn Out Shares that they otherwise did not receive.
Equity interest			100.00%
Shares issued and outstanding		49,767,866
Description of option agreement term	The term of each of these exclusive service agreements are perpetual unless terminated by WFOE upon thirty (30) advance notice, or upon the transfer of all shares of the respective VIEs to WFOE (or its designee) 10 years under the Option Agreement.	The term of each of these exclusive option agreements is 10 years and will be extended automatically for successive 5-year terms except where WFOE provides prior written notice otherwise.
Glory Star [Member]
Organization and Principal Activities (Textual)
Incorporation date		Nov. 30, 2018
Glory Star HK [Member]
Organization and Principal Activities (Textual)
Incorporation date		Dec. 18, 2018
Glory Star New Media (Beijing) Technology Co., Ltd. [Member]
Organization and Principal Activities (Textual)
Incorporation date		Mar. 13, 2019
Xing Cui [Member]
Organization and Principal Activities (Textual)
Incorporation date		Sep. 07, 2016
Horgos [Member]
Organization and Principal Activities (Textual)
Incorporation date		Nov. 01, 2016
Glory Star Beijing [Member]
Organization and Principal Activities (Textual)
Incorporation date		Dec. 09, 2016
Beijing Leshare [Member]
Organization and Principal Activities (Textual)
Incorporation date		Mar. 28, 2016
Glary Prosperity [Member]
Organization and Principal Activities (Textual)
Incorporation date		Dec. 14, 2017
Percentage of holdings		51.00%
Glary Prosperity Beijing Branchy [Member]
Organization and Principal Activities (Textual)
Incorporation date		May 08, 2018
Shenzhen Leshare [Member]
Organization and Principal Activities (Textual)
Incorporation date		Jun. 27, 2018
Horgos Glary Wisdom [Member]
Organization and Principal Activities (Textual)
Incorporation date		Jun. 13, 2018
Percentage of holdings		51.00%
Beijing Glary Wisdom [Member]
Organization and Principal Activities (Textual)
Incorporation date		Sep. 10, 2018
Horgos Technology [Member]
Organization and Principal Activities (Textual)
Incorporation date		Sep. 09, 2020